Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

The Company has evaluated all events subsequent to March 31, 2026 and through June 4, 2026, which represents the date these unaudited condensed consolidated financial statements were available to be issued.

In April 2026, the Company sold and issued to accredited investors a total of 15,000 shares of Series D preferred shares (which are convertible into 34,160,784 shares of Common Stock, subject to adjustment) and Warrants to purchase up to 17,080,392 shares of Common Stock (representing 50% warrant coverage on an as-converted basis) for total gross proceeds of $15,000. The Company received net proceeds of $13,838 after deducting commissions and fees. The Company intends to use the net proceeds for working capital and general corporate purposes.

Each share of Series D Convertible Preferred Stock is convertible into 2,278 shares of Common Stock of the Company at the election of the holder, subject to certain adjustments and to beneficial ownership limitations. Each share of Series D Convertible Preferred Stock shall be entitled to vote with the Company’s Common Stock on an as-converted basis, subject to beneficial ownership limitations. The holders of Series D Convertible Preferred Stock shall rank senior to the holders of Common Stock and all other preferred stock with respect to any liquidation, dissolution or winding up of the Company. The Series D Convertible Preferred Stock are not redeemable.

In connection with the Offering, the Company paid the Placement Agents: (i) a cash fee equal to 6% of the gross proceeds received by the Company in the Offering, and (ii) issued them warrants to purchase 2% of the shares of Common Stock issuable upon conversion of the Series D.

As part of the Offering, the Company entered into a Securities Purchase Agreement and Registration Rights Agreement with the investors. The terms of the Securities Purchase Agreement, Series D, Warrants, and Registration Rights Agreement were previously disclosed in the Current Report on Form 8-K filed on April 8, 2026.

On May 1, 2026, the Company voluntarily filed a registration statement on Form 8-A with the Securities and Exchange Commission to register the Company’s Common Stock pursuant to Section 12(g) of the Securities Exchange Act of 1934 (the Exchange Act”) to enable the Company to become a mandatory “reporting company” subject to the Exchange Act. As a mandatory “reporting company” the Company is now required to make periodic disclosures including, by filing annual reports on Form 10-K, Quarterly Reports on Form 10-Q and must promptly disclose certain important events on a Form 8-K in addition to being subject to other Exchange Act reporting obligations including the proxy rules.

On April 7, 2026, the Company issued a total of 15,000,000 shares of Common Stock pursuant to the automatic conversion of 26,983 shares of Series A Convertible Preferred Stock upon completion of certain trigger events.

On April 30, 2026, the Company issued 10,415 shares of the Company’s Common Stock to a consultant pursuant to a stock option exercise.

Subsequent to March 31, 2026, the Company granted stock options exercisable into 910,000 shares of its Common Stock to its employees and advisors. The stock options are exercisable at an estimated weighted average price of $0.75 per share.

Subsequent to March 31, 2026, the maturity date of the Convertible Promissory Notes (see Note 4) was extended to June 2027.